Time charter revenues and related contract balances (Details 2) $ in Thousands	9 Months Ended
Sep. 30, 2018 USD ($)
Lease [Member]
Balance January 1, 2018	$ 8,326
Additions	0
Reduction for receivables recorded	(602)
Reduction for revenue recognized from previous years	0
Balance September 30, 2018	7,724
Netting of contract asset and contract liability	(8,326)
Balance January 1, 2018	(8,326)
Additions	0
Reduction for revenue recognized	602
Reduction for revenue recognized from previous years	0
Balance September 30, 2018	(7,724)
Netting of contract asset and contract liability	7,724
Balance reflected in balance sheet September 30, 2018	0
Balance reflected in balance sheet September 30, 2018	0
Services [Member]
Balance January 1, 2018	303
Additions	364
Reduction for receivables recorded	(303)
Reduction for revenue recognized from previous years	0
Balance September 30, 2018	364
Netting of contract asset and contract liability	0
Balance September 30, 2018	0
Netting of contract asset and contract liability	364
Balance reflected in balance sheet September 30, 2018	364
Balance January 1, 2018	(6,187)
Additions	(804)
Reduction for revenue recognized from previous years	1,792
Repayments of refund liabilities to charterer	3,328
Balance September 30, 2018	(1,871)
Balance reflected in balance sheet September 30, 2018	$ (6,187)